Prospectus

February 1, 2011

Dynamic Energy Fund (Class I Ticker: DWGEX; Class II)

Dynamic Energy Income Fund (Class I Ticker: DWEIX; Class II)

Dynamic Global Growth Fund (Class I Ticker: DWGGX; Class II)

Dynamic Growth Navigator Fund (Class I Ticker: DWGNX; Class II)

Dynamic Infrastructure Fund (Class I Ticker: DWGIX; Class II)

Dynamic Natural Resources Fund (Class I Ticker: DWNRX; Class II)

Dynamic Contrarian Advantage Fund (Class I Ticker: DWGVX; Class II)

Dynamic Discovery Fund (Class I Ticker: DWGDX; Class II)

Dynamic Gold & Precious Metals Fund (Class I Ticker: DWGOX; Class II)

Dynamic Canadian Value Fund (Class I Ticker: DWNVX; Class II)

Dynamic U.S. Growth Fund (Class I Ticker: DWUGX; Class II)

Dynamic U.S. Value Fund (Class I Ticker: DWUVX; Class II)

(Collectively, The "Dynamic Funds")

Each a series of DundeeWealth Funds

Investment Adviser:

DundeeWealth US, LP

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

Dynamic Funds Prospectus

DYNAMIC ENERGY FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Energy Fund (the "Fund") is to seek long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Energy Fund - Class I Shares	Dynamic Energy Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.34%	2.59%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.29%	3.54%
Fee Waivers and Reimbursements(2)	(2.04)%	(2.04)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" are estimated for the current fiscal year.

2  The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies. Energy and alternative energy companies are those involved primarily in the exploration, research, development, production and distribution of a broad range of non-renewable and renewable energy sources. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund's portfolio manager seeks to identify and make investments in well positioned companies involved in a broad range of energy and alternative energy activities. These businesses may be involved in the exploration, research, development, production and distribution of commodities including, but not limited to, fossil fuels, coal and uranium. Companies in which the Fund invests may also be involved in the development and distribution of products and services of traditional or alternative sources of power, including solar, wind and water. The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Techniques such as fundamental analysis may be used to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team evaluates the financial condition and

Dynamic Funds Prospectus

management of a company, its industry and the overall economy. As part of this evaluation, Goodman & Company NY, Ltd. (the "Sub-Adviser") may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy and alternative energy activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. A potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy, alternative energy or related activities.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the Morgan Stanley Capital International World Energy Index (MSCI World Energy Index).

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche	Jennifer Stevenson

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Dynamic Funds Prospectus

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Energy Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC ENERGY INCOME FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Energy Income Fund (the "Fund") is to seek to achieve high income generation and long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Energy Income Fund - Class I Shares	Dynamic Energy Income Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	9.48%	9.73	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	10.43%	10.68%
Fee Waivers and Reimbursements(2)	(9.28)%	(9.28)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$117	$2,035	$3,898	$7,741
Class II Shares	$143	$2,100	$3,989	$7,848

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.98% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of Canadian income trusts to the extent permitted by applicable law. When investing in an income trust, Goodman & Company NY, Ltd. (the "Sub-Adviser") purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies and income trusts that are being considered for purchase by the Fund, the

Dynamic Funds Prospectus

management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. The potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Dynamic Funds Prospectus

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

December 31, 2010	14.05%	June 30, 2010	(9.05)%

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (August 18, 2009)*
Before Taxes	23.12%	36.48%
After Taxes on Distributions	22.35%	34.73%
After Taxes on Distributions and Sale of Fund Shares	16.03%	30.65%
Standard & Poor's/Toronto Stock Exchange Capped Energy Trust** (reflects no deductions for fees, expenses or taxes)	36.68%	50.35%
Standard & Poor's/Toronto Stock Exchange Capped Energy Index** (reflects no deduction for fees, expenses or taxes)	17.86%	29.40%

*  While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.

**  On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche	Jennifer Stevenson

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since 2010

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Dynamic Funds Prospectus

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Energy Income Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions on a quarterly basis, but may declare and make distributions more or less frequently, that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC GLOBAL GROWTH FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Global Growth Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Global Growth Fund - Class I Shares	Dynamic Global Growth Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses(1)	2.37%	2.62%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.22%	3.47%
Fee Waivers and Reimbursements(2)	(2.07)%	(2.07)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

1  "Other Expenses" are estimated for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$117	$365
Class II Shares	$143	$443

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach. The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or Goodman & Company NY, Ltd. (the "Sub-Adviser") in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Dynamic Funds Prospectus

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Noah Blackstein

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Global Growth Fund
FBO: [Shareholder Name and Account Number]

Dynamic Funds Prospectus

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC GROWTH NAVIGATOR FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Growth Navigator Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Growth Navigator Fund - Class I Shares	Dynamic Growth Navigator Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.36%	2.61%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.31%	3.56%
Fee Waivers and Reimbursements(2)	(2.06)%	(2.06)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" are estimated for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach. The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, Goodman & Company NY, Ltd. (the "Sub-Adviser") may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Dynamic Funds Prospectus

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Alexander Lane

Portfolio Manager and Senior Analyst Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Growth Navigator Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dynamic Funds Prospectus

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC INFRASTRUCTURE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Infrastructure Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Infrastructure Fund - Class I Shares	Dynamic Infrastructure Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	19.31%	19.56	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	20.26%	20.51%
Fee Waivers and Reimbursements(2)	(19.01)%	(19.01)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$3,500	$6,172	$10,004
Class II Shares	$153	$3,553	$6,229	$10,030

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136.31% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of publicly traded companies that hold infrastructure assets directly, as well as companies that own or manage infrastructure projects, or that are involved in the construction, development or maintenance of infrastructure assets. For the purposes of this policy, only publicly traded companies that hold at least 50% of their assets in infrastructure or derive at least 50% of their revenues or profits from infrastructure assets will be considered to hold infrastructure assets directly. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund may invest in securities of infrastructure companies located in the U.S., Canada and in other foreign countries. Infrastructure assets are broadly defined as the basic facilities, services, and installations needed for the functioning of a community or society and may include but are not limited to the following areas: transportation (toll roads, airports, seaports and rail), energy (gas and electricity generation, transmission and distribution), water (pipelines and treatment plants), telecommunications (broadcast, satellite and cable) and social (hospitals, schools and prisons). The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. The Fund may consider infrastructure investment opportunities occurring in both developed and developing countries with a goal of long-term capital appreciation.

Dynamic Funds Prospectus

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, Goodman & Company NY, Ltd. (the "Sub-Adviser") may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. A potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates.

The Fund is also subject to the risk that its primary market segment, investments in securities of infrastructure companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on infrastructure stocks.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of broad measures of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Dynamic Funds Prospectus

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

September 30, 2010	10.92%	June 30, 2010	(6.18)%

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (April 1, 2009)*
Before Taxes	11.22%	26.38%
After Taxes on Distributions	7.94%	21.60%
After Taxes on Distributions and Sale of Fund Shares	8.49%	20.29%
Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	5.77%	29.35%
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

*  While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche	Jason Gibbs

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Infrastructure Fund
FBO: [Shareholder Name and Account Number]

Dynamic Funds Prospectus

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC NATURAL RESOURCES FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Natural Resources Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Natural Resources Fund - Class I Shares	Dynamic Natural Resources Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.40%	2.65%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.35%	3.60%
Fee Waivers and Reimbursements(2)	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" are estimated for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund invests primarily in equity securities of domestic and foreign businesses which are involved primarily in resource-based activities, including exploring for or exploiting base or ferrous metals, precious commodities (such as gold, silver, platinum, palladium and gems), oil, natural gas and other hydrocarbon products, lumber and lumber-related products, and other industrial materials. The Fund also may, to the extent consistent with applicable law, invest in Canadian income trusts relating to resource-based activities. An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors. The Fund does not intend to invest in agricultural or livestock-related businesses. Based on the view of Goodman & Company NY, Ltd. (the "Sub-Adviser") with respect to global resource supply and demand, the resource sector weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be in one resource sector.

The Sub-Adviser adheres to a focused investment philosophy, which emphasizes business perspective investing and is characterized by a portfolio of businesses generally held for the long term. Businesses are purchased when they trade at discounts to the Sub-Adviser's assessment of intrinsic value. Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund,

Dynamic Funds Prospectus

the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. A potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

The Fund is also subject to the risk that its primary market segment, investments in equity securities of businesses which explore for or exploit base or ferrous metals, precious commodities, oil, natural gas and other hydrocarbon products, lumber, and other industrial materials, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of businesses involved in resource-based activities.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the S&P Global Natural Resources Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Robert Cohen

Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Dynamic Funds Prospectus

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Natural Resources Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC CONTRARIAN ADVANTAGE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Contrarian Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Contrarian Advantage Fund - Class I Shares	Dynamic Contrarian Advantage Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses	19.12%	19.37	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	19.97%	20.22%
Fee Waivers and Reimbursements(2)	(18.82)%	(18.82)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$117	$3,454	$6,115	$9,974
Class II Shares	$143	$3,507	$6,172	$10,001

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105.20% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach. Goodman & Company NY, Ltd. (the "Sub-Adviser") believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends. Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason. The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Dynamic Funds Prospectus

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

December 31, 2010	10.55%	June 30, 2010	(9.77)%

Dynamic Funds Prospectus

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (April 2, 2009)*
Before Taxes	10.46%	21.80%
After Taxes on Distributions	8.52%	19.35%
After Taxes on Distributions and Sale of Fund Shares	8.50%	17.80%
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

*  While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President and Portfolio Manager
Goodman & Company NY, Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Contrarian Advantage Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC DISCOVERY FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Discovery Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Discovery Fund - Class I Shares	Dynamic Discovery Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	19.53%	19.78	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	20.48%	20.73%
Fee Waivers and Reimbursements(2)	(19.23)%	(19.23)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$3,529	$6,211	$10,026
Class II Shares	$153	$3,582	$6,267	$10,050

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74.75% of the average value of its portfolio.

Principal Investment Strategy: The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, Goodman & Company NY, Ltd. (the "Sub-Adviser") may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all

Dynamic Funds Prospectus

or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

December 31, 2010	13.25%	June 30, 2010	(10.30)%

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (April 2, 2009)*
Before Taxes	18.73%	28.82%
After Taxes on Distributions	17.07%	26.54%
After Taxes on Distributions and Sale of Fund Shares	12.72%	23.63%
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

*  While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Dynamic Funds Prospectus

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Discovery Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC GOLD & PRECIOUS METALS FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Gold & Precious Metals Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Gold & Precious Metals Fund - Class I Shares	Dynamic Gold & Precious Metals Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	5.38%	5.63	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	6.33%	6.58%
Fee Waivers and Reimbursements(2)	(5.08)%	(5.08)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$1,344	$2,617	$5,653
Class II Shares	$153	$1,415	$2,724	$5,822

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.60% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange. Gold, silver and other precious metals will not be purchased in any form that is not readily marketable. Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or "collector" value. Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation. Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets. Goodman & Company NY, Ltd. (the "Sub-Adviser") anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their

Dynamic Funds Prospectus

value from the value of gold and in gold in the form of bullion, coins and storage receipts. Based on the Sub-Adviser's view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the strength of a company's management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole. Moreover as a result of the Sub-Adviser's specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets. Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. When inflation is low or expected to fall, prices tend to be weak. The Sub-Adviser's view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Dynamic Funds Prospectus

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

September 30, 2010	27.19%	June 30, 2010	7.62%

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (April 1, 2009)*
Before Taxes	73.42%	74.53%
After Taxes on Distributions	73.08%	72.85%
After Taxes on Distributions and Sale of Fund Shares	47.79%	63.85%
Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	33.64%	26.75%

*  While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Robert Cohen

Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Gold & Precious Metals Fund
FBO: [Shareholder Name and Account Number]

Dynamic Funds Prospectus

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC CANADIAN VALUE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Canadian Value Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic Canadian Value Fund - Class I Shares	Dynamic Canadian Value Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses(1)	2.33%	2.58%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.18%	3.43%
Fee Waivers and Reimbursements(2)	(2.25)%	(2.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	1.18%

1  "Other Expenses" are estimated for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.93% for Class I Shares and 1.18% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$95	$731
Class II Shares	$120	$806

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies located in Canada. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value. The Fund employs a deep-value, contrarian approach. Using a rigorous stock selection process, the Fund seeks to identify companies with solid business fundamentals, which are mispriced by the general marketplace. Companies that Goodman & Company NY, Ltd. (the "Sub-Adviser") believes are trading at below intrinsic value and offering substantial reward potential against an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio. The investment strategy employed by the Sub-Adviser seeks to provide appropriate downside protection while positioning investors to gain from significant long-term capital appreciation.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Dynamic Funds Prospectus

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table have been omitted because the Fund does not have a full calendar year of operations. The Fund compares its performance to the Standard & Poor's/Toronto Stock Exchange Composite Index (S&P/TSX Composite Index), formerly called the TSE 300. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David Taylor

Vice President and Portfolio Manager
Goodman & Company NY, Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic Canadian Value Fund
FBO: [Shareholder Name and Account Number]

Dynamic Funds Prospectus

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC U.S. GROWTH FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic U.S. Growth Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic U.S. Growth Fund - Class I Shares	Dynamic U.S. Growth Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	5.39%	5.64	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	6.14%	6.39%
Fee Waivers and Reimbursements(2)	(5.19)%	(5.19)%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	1.20%

1  "Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$97	$1,279	$2,524	$5,515
Class II Shares	$122	$1,349	$2,633	$5,688

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 244.38% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Goodman & Company NY, Ltd. (the "Sub-Adviser") seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy, such as the information technology sector.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all

Dynamic Funds Prospectus

or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund's investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the Year Ended December 31

Best Quarter		Worst Quarter

September 30, 2010	22.36%	June 30, 2010	(1.40)%

Average Annual Total Returns for the Periods Ended December 31, 2010

	1 Year	Since Inception (April 1, 2009)*
Before Taxes	50.67%	54.36%
After Taxes on Distributions	50.02%	50.46%
After Taxes on Distributions and Sale of Fund Shares	32.94%	44.56%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	33.22%

*  While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Dynamic Funds Prospectus

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Noah Blackstein

Vice President and Portfolio Manager
Goodman & Company NY, Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic U.S. Growth Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

DYNAMIC U.S. VALUE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic U.S. Value Fund (the "Fund") is to seek long-term capital appreciation through value investing.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Dynamic U.S. Value Fund - Class I Shares	Dynamic U.S. Value Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses(1)	2.30%	2.55%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.05%	3.30%
Fee Waivers and Reimbursements(2)	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	1.20%

1  "Other Expenses" are estimated for the current fiscal year.

2  The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$97	$303
Class II Shares	$122	$381

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a value oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Goodman & Company NY, Ltd. (the "Sub-Adviser") screens a broad universe of stocks of all capitalizations using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. Companies with solid fundamentals that the Sub-Adviser believes are trading at below intrinsic value, offering substantial reward potential, and having an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio. The Sub-Adviser also seeks to identify companies with catalysts that may drive an increase in stock price.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Dynamic Funds Prospectus

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the Standard & Poor's 500 Index (S&P 500).

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President and Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:

DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic U.S. Value Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. However, the distributions will not be taxable if you invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dynamic Funds Prospectus

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Portfolio Composition

Certain of the Funds have a policy to invest, under normal circumstances, at least 80% of the value of their respective "assets" in certain types of investments suggested by their respective names (the "80% Policy"). These policies are non-fundamental and can be changed by the Funds upon 60 days' prior notice to shareholders. For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Foreign Investment Risk – Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce its returns. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

Canadian Risk – The Canadian economy is dependent on the U.S. economy, as the U.S. is a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Precious Metals Investing Risk – The Dynamic Gold & Precious Metals Fund may invest in precious metals as part of its principal investment strategy. Investments in precious metals, such as gold, silver, platinum and palladium, and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. The Fund may also incur storage and other costs relating

Dynamic Funds Prospectus

to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. A Fund's direct investment in precious metals is limited by tax considerations. For tax reasons, the Fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver, platinum or palladium may fluctuate widely. The sole source of return to the Fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss.

Natural Resources Investing Risk – The Dynamic Energy Fund, Dynamic Energy Income Fund, and Dynamic Natural Resources Fund each invest in companies engaged in natural resource activities as part of their principal investment strategies. When the Fund invests in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Infrastructure Investing Risks: The Dynamic Infrastructure Fund, Dynamic Energy Fund, Dynamic Energy Income Fund and Dynamic Natural Resources Fund each invest in infrastructure-related companies as part of their principal investment strategies. Investments in infrastructure-related companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

Portfolio Turnover – A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies. The Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective.

Dynamic Funds Prospectus

INFORMATION ABOUT PORTFOLIO HOLDINGS

A complete schedule of the Funds' portfolio holdings, current as of month-end, will be available on the Funds' website at www.dundeewealthus.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Funds file with the SEC their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Fund's website.

INVESTMENT ADVISER

DundeeWealth US, LP (the "Adviser" or "DundeeWealth") serves as the investment adviser to the Funds. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of November 30, 2010, DundeeWealth had approximately $202 million in assets under management. Subject to the Board of Trustees' supervision, DundeeWealth continuously reviews, supervises and administers the Funds' investment programs. DundeeWealth also ensures compliance with the Funds' investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. The table also indicates the actual management fees paid as a percentage of average net assets for the fiscal year ended September 30, 2010, after taking into account fee waivers and expense reimbursements.

Fund	Contractual Management Fee	Management Fees Paid
Dynamic Energy Fund	0.95%	N/A
Dynamic Energy Income Fund	0.95%	0.00%
Dynamic Global Growth Fund	0.85%	N/A
Dynamic Growth Navigator Fund	0.95%	N/A
Dynamic Infrastructure Fund	0.95%	0.00%
Dynamic Natural Resources Fund	0.95%	N/A
Dynamic Contrarian Advantage Fund	0.85%	0.00%
Dynamic Discovery Fund	0.95%	0.00%
Dynamic Gold & Precious Metals Fund	0.95%	0.00%
Dynamic Canadian Value Fund	0.85%	N/A
Dynamic U.S. Growth Fund	0.75%	0.00%
Dynamic U.S. Value Fund	0.75%	N/A

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of each of the Funds from exceeding the following annual percentage rates of their average daily net assets, until March 13, 2012.

	Average Daily Net Assets
Fund	Class I	Class II
Dynamic Energy Fund	1.25%	1.50%
Dynamic Energy Income Fund	1.15%	1.40%
Dynamic Global Growth Fund	1.15%	1.40%
Dynamic Growth Navigator Fund	1.25%	1.50%
Dynamic Infrastructure Fund	1.25%	1.50%
Dynamic Natural Resources Fund	1.25%	1.50%
Dynamic Contrarian Advantage Fund	1.15%	1.40%
Dynamic Discovery Fund	1.25%	1.50%
Dynamic Gold & Precious Metals Fund	1.25%	1.50%
Dynamic Canadian Value Fund	0.93%	1.18%
Dynamic U.S. Growth Fund	0.95%	1.20%
Dynamic U.S. Value Fund	0.95%	1.20%

If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to a Fund, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of such Fund (excluding taxes, extraordinary expenses, broker commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver of reimbursement.

As investment adviser to the Funds, DundeeWealth has responsibility over any Sub-Adviser.

On February 1, 2011, Dundee Corporation, the largest shareholder of the Adviser's parent company, DundeeWealth Inc., sold its ownership interest in DundeeWealth, Inc. to the Bank of Nova Scotia (the "Transaction"). The Transaction constituted an assignment, automatically terminating the current investment management agreement between the Adviser and the Funds and the sub-advisory agreement between the Adviser and the Sub-Adviser on behalf of the Funds (together, the "Current Agreements") in

Dynamic Funds Prospectus

accordance with the Investment Company Act of 1940, as amended. In anticipation of the Transaction, the Board of Trustees approved interim investment management and sub-advisory agreements (the "Interim Agreements") and new investment management and sub-advisory agreements (the "New Agreements"). The Interim Agreements provide that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements with respect to the Funds, the Adviser and the Sub-Adviser will continue to act as investment manager and sub-adviser to the Funds on substantially the same terms and with the same fee structure as the Current Agreements, except that the compensation earned by the Adviser and Sub-Adviser will be held in interest bearing escrow accounts until shareholder approval of the New Agreements. A special meeting of the Funds' shareholders will be held at which shareholder approval of the New Agreements will be sought. A proxy statement related to the proposed approval of the New Agreements will be sent to shareholders in the first quarter of 2011.

INVESTMENT SUB-ADVISER

Goodman & Company NY, Ltd. ("Goodman"), an affiliate of the Adviser, serves as Sub-Adviser to the Funds. The Sub-Adviser's principal place of business is Dundee Place, 1 Adelaide St. E., Ste. 2900, Toronto, ON MSC 2V9. As Sub-Adviser, Goodman makes investment decisions for the Funds and also ensures compliance with each Fund's investment policies and guidelines. As of November 30, 2010, Goodman had approximately $182 million in assets under management and advisement. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund's annual reports to shareholders for the years ended September 30, 2010 and September 30, 3009, respectively.

INVESTMENT TEAM

For purposes of the biographies below, Goodman & Company NY, Ltd. and its parent company, Goodman & Company, Investment Counsel Ltd., are generally referred to as Goodman & Company ("Goodman & Company"). Each Fund is managed by one or more investment professionals. All members of the investment team for a Fund play an integral part in selecting securities investments for the Fund. The members of the Funds' management teams and the name of the Funds each is responsible for the day-to-day management of are listed below.

Oscar Belaiche, HBA, FICB, CFA

Dynamic Energy Fund
Dynamic Energy Income Fund
Dynamic Infrastructure Fund

Oscar Belaiche joined Goodman & Company in 1997. Oscar serves as a portfolio manager, along with Jennifer Stevenson, on the Dynamic Energy Fund and Dynamic Energy Income Fund. He serves as a portfolio manager, along with Jason Gibbs, on the Dynamic Infrastructure Fund. Oscar leads Dynamic's award-winning Equity Income investment team. In that capacity, his duties include oversight of income focused portfolios, with investments in energy income trusts, dividend paying equities, global real estate securities and other income producing securities. Previously, Oscar spent seven years at The Prudential Insurance Company of America as Vice President of Property Investments, responsible for their Canadian investment portfolio of 43 commercial properties. Oscar graduated in 1980 with an Honours B.A. in Business Administration from the University of Western Ontario. He holds the Chartered Financial Analyst designation and is a Fellow of the Institute of Canadian Bankers.

Jennifer Stevenson, B. Comm., MBA

Dynamic Energy Fund
Dynamic Energy Income Fund

Jennifer Stevenson joined Goodman & Company in 2010 and is a member of Dynamic's award-winning Equity Income investment team. Jennifer serves as a portfolio manager along with Oscar Belaiche, for the Dynamic Energy Fund and Dynamic Energy Income Fund. Prior to joining Goodman & Company, Jennifer served as Managing Director, Portfolio Management at Qwest Investment Management Corp., where she was responsible for the identification and selection of oil and gas investment opportunities. Ms. Stevenson also has a wealth of energy investment banking experience that includes a senior position with Dundee Capital Markets, a division of DundeeWealth. Furthermore, she draws on experience from previous positions at leading Canadian oil and gas producers and suppliers. Ms. Stevenson has an Advanced Certificate in Petroleum Land Contract Administration. She has a Masters in Business Administration in Finance from the University of Alberta and a Bachelor of Commerce degree in Marketing and Finance from the University of Calgary.

Noah Blackstein, B.A., CFA

Dynamic Global Growth Fund
Dynamic U.S. Growth Fund

Noah Blackstein joined Goodman & Company in 1997 and is a member of the firm's Power Growth investment team. Noah serves as a lead portfolio manager of the Dynamic U.S. Growth Fund and the Dynamic Global Growth Fund. Previously, Noah

Dynamic Funds Prospectus

served as Associate Portfolio Manager at BPI Mutual Funds. Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs. Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

Alexander Lane, B.Comm. (Hons.), CFA

Dynamic Growth Navigator Fund

Alexander Lane joined Goodman & Company in 2000, where he is a member of the firm's Power Growth investment team. Alex serves as lead portfolio manager for the Dynamic Growth Navigator Fund. Previously, Alex was a Vice President at TD Asset Management Inc. where he covered Canadian small cap and global technology stocks as a research analyst. He joined TD Bank Financial Group in 1991 and served in various positions before entering the investment management business in 1996. Alex holds the Chartered Financial Analyst designation and is a graduate of Queen's University.

Jason Gibbs, BAcc., CA, CFA

Dynamic Infrastructure Fund

Jason Gibbs joined Goodman & Company in 2002. Jason is a member of the firm's Equity Income team. Jason serves as lead portfolio manager of the Dynamic Infrastructure Fund. Jason has research and portfolio management responsibilities, conducting detailed financial analysis to find attractive opportunities in dividend paying equity securities and companies focused on infrastructure investments. Jason joined Dynamic Funds in 2000 as a manager of fund valuation services. Prior to that role, he was a senior manager of fund valuation at Canada Trust and an auditor with Deloitte and Touche LLP. Jason received his Bachelor of Accounting from Brock University. He also holds the Chartered Accountant and Chartered Financial Analyst designations.

David L. Fingold, BSc. Management

Dynamic Discovery Fund
Dynamic Contrarian Advantage Fund
Dynamic U.S. Value Fund

David L. Fingold joined Goodman & Company in 2002. David serves as lead portfolio manager for the Dynamic Discovery Fund, the Dynamic Contrarian Advantage Fund and the Dynamic U.S. Value Fund. David has close to 20 years of business, operational and investment experience including senior positions in corporate finance, sales, purchasing and marketing in the manufacturing, transportation and distribution industries. Prior to joining Goodman & Company, David worked for seven years sourcing and evaluating investment opportunities for a privately owned merchant bank. David earned a BSc. with High Distinction in Management from Babson College in Wellesley, Massachusetts.

Robert Cohen, B.A.Sc., (Min. Process Eng) MBA, CFA

Dynamic Gold & Precious Metals Fund
Dynamic Natural Resources Fund

Robert Cohen joined Goodman & Company in 1998. Robert serves as lead portfolio manager for the Dynamic Gold & Precious Metals Fund and co-manages the Dynamic Natural Resources Fund. Robert is a Vice President of Goodman & Company focusing on investment research and security selection in the metals and mining industry. Robert is a mineral process engineer by training and has extensive experience in the mining industry, including work as an engineer and assistant to the V.P. of South American Projects for a junior mining company; and as a Corporate Development Adviser for an international gold mining firm. Robert completed his Bachelor of Applied Sciences in Mineral Process Engineering at the University of British Columbia in 1992. Robert received his Master's in Business Administration from the University of British Columbia and holds the Chartered Financial Analyst designation.

David Taylor, MBA, CFA

Dynamic Canadian Value Fund

David Taylor joined Goodman & Company in 2002. David serves as lead portfolio manager for the Dynamic Canadian Value Fund. David has over 20 years of industry experience and currently leads the firm's six member Value investment team. Previously, he was vice president of equity securities and portfolio manager at a leading Canadian mutual fund company. From 1991 to 1995, David was a portfolio manager for the Ontario Teachers' Pension Board and prior to that, he was a senior equity analyst at Confederation Life Insurance Company. David received his Master's in Business Administration from York University and holds the Chartered Financial Analyst designation.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Dynamic Funds Prospectus

MORE INFORMATION ABOUT PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange DundeeWealth Fund shares.

Class I Shares of the Funds are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Funds are for investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Funds, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Class I Shares is $10,000 and the minimum initial investment for Class II Shares is $50,000. There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to "DundeeWealth Funds" in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept third-party checks or credit card purchases. The Funds may accept initial investments of amounts smaller than the minimum initial investment at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Funds calculate the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Funds may telephone you to verify information you have provided. If you do not provide the required information, or if the Funds' representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Funds reserve the right to calculate the NAV as of the earlier closing time.

How the Funds Calculate NAV

The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating the NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

As the Funds invest in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the

Dynamic Funds Prospectus

closing price of a foreign security to reflect movements in the security's local market between the time of local closing and the time at which the Funds calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $10,000 because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

Dynamic Funds Prospectus

Each Fund charges a redemption fee for any exchange within 90 days of purchase of such shares. See "Redemption Fee" for more information.

You may exchange Class I Shares of a Fund for Class I Shares of any other DundeeWealth Fund. You may exchange Class II Shares of a Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds' holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•  Shareholders are restricted from making more than 5 "round trips" into or out of a Fund in any calendar year. If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

•  The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

Redemption Fee

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption within 90 days of purchase of shares of each Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/ withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the

Dynamic Funds Prospectus

funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. Although, as discussed above, the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Funds. If a financial intermediary fails to enforce the Funds' market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Funds, your account will be "frozen" with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of each Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Funds' SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. A Fund may reimburse the Adviser for Additional Payments.

Dynamic Funds Prospectus

DISTRIBUTION OF FUND SHARES

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter to the Trust pursuant to a Distribution Agreement.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Energy Income Fund expects to declare and pay dividends, if any, quarterly, however it may declare and pay dividends more or less frequently. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. Because of its high portfolio turnover rate, a significant portion of the distributions of the Dynamic U.S. Growth Fund will not qualify for this favorable rate. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2012.

The investment by a Fund in Canadian Income Trusts may result in Fund distributions a portion of which are returns of capital for U.S. federal income tax purposes. A distribution that constitutes a return of capital will generally be nontaxable to the extent of your basis in Fund shares, but will reduce that basis.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. If more than 50% of a Fund's assets in a given year consist of foreign securities, the Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxed against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same

Dynamic Funds Prospectus

Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund. If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to "backup withholding" by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so that they are "exempt recipients" or are otherwise not subject to backup withholding. The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2012, distributions attributable to interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply to the portions of the Funds' distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in a Fund could have additional tax consequences. This summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

Additional tax information is provided in the Funds' SAI.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Funds' financial performance since inception. The table that follows presents performance information about Class I Shares of the Funds. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal year ended September 30, 2010 has been audited by PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available, without charge, upon request. Information for the fiscal year ended September 30, 2009 was audited by the Funds' former independent registered public accounting firm. Financial Highlights are not included for the Dynamic Canadian Value Fund because it commenced investment operations on September 30, 2010. Class I shares of the Dynamic Energy Fund, Dynamic Global Growth Fund, Dynamic Growth Navigator Fund, Dynamic Natural Resources Fund, Dynamic U.S. Value Fund and Class II shares of each Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented for these Funds and Classes.

Dynamic Funds Prospectus

Dynamic Energy Income Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$11.10	$10.00
Income from Investment Operations:
Net investment income[2]	0.58	0.09
Net realized and unrealized gain on investments and foreign currency transactions	1.68	1.01
Total from investment operations	2.26	1.10
Less Distributions:
Dividends from net investment income	(0.87)	-
Distributions from realized capital gains	(0.10)	-
Total distributions	(0.97)	-
Redemption fees added to paid-in capital[2]	0.00 [3]	-
Net Asset Value – End of Period	$12.39	$11.10
Total Return	20.94%	11.00	% [4]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	10.43%	49.80	% [5]
After expense reimbursement/waiver	1.15%	1.15	% [5]
Net investment income:
After expense reimbursement/waiver	4.82%	6.54	% [5]
Portfolio turnover rate	59.98%	20.50	% [4]

1  The Fund commenced investment operations on August 14, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Amount represents less than $0.005.

4  Non-annualized.

5  Annualized.

Dynamic Funds Prospectus

Dynamic Infrastructure Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$12.77	$10.00
Income from Investment Operations:
Net investment income[2]	0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.45	2.66
Total from investment operations	1.62	2.77
Less Distributions:
Dividends from net investment income	(0.31)	-
Distributions from realized capital gains	(1.28)	-
Total distributions	(1.59)	-
Net Asset Value – End of Period	$12.80	$12.77
Total Return	13.54%	27.70	% [3]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$725	$639
Operating expenses:
Before expense reimbursement/waiver	20.26%	31.45	% [4]
After expense reimbursement/waiver	1.25%	1.25	% [4]
Net investment income:
After expense reimbursement/waiver	1.37%	1.92	% [4]
Portfolio turnover rate	136.31%	60.18	% [3]

1  The Fund commenced investment operations on March 31, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Non-annualized.

4  Annualized.

Dynamic Funds Prospectus

Dynamic Contrarian Advantage Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$11.72	$10.00
Income from Investment Operations:
Net investment income[2]	0.14	0.09
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	0.91	1.63
Total from investment operations	1.05	1.72
Less Distributions:
Dividends from net investment income	(0.39)	-
Distributions from realized capital gains	(0.36)	-
Total distributions	(0.75)	-
Net Asset Value – End of Period	$12.02	$11.72
Total Return	8.95%	17.20	% [3]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$702	$586
Operating expenses:
Before expense reimbursement/waiver	19.97%	34.14	% [4]
After expense reimbursement/waiver	1.15%	1.15	% [4]
Net investment income:
After expenses reimbursement/waiver	1.15%	1.67	% [4]
Portfolio turnover rate	105.20%	69.40	% [3]

1  The Fund commenced investment operations on March 31, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Non-annualized.

4  Annualized.

Dynamic Funds Prospectus

Dynamic Discovery Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$12.13	$10.00
Income from Investment Operations:
Net investment income[2]	0.01	0.03
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	1.58	2.10
Total from investment operations	1.59	2.13
Less Distributions:
Dividends from net investment income	(0.27)	-
Distributions from realized capital gains	(0.45)	-
Total distributions	(0.72)	-
Net Asset Value – End of Period	$13.00	$12.13
Total Return	13.33%	21.30	% [3]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$853	$606
Operating expenses:
Before expense reimbursement/waiver	20.48%	33.78	% [4]
After expense reimbursement/waiver	1.25%	1.25	% [4]
Net investment income:
After expense reimbursement/waiver	0.07%	0.59	% [4]
Portfolio turnover rate	74.75%	69.79	% [3]

1  The Fund commenced investment operations on March 31, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Non-annualized.

4  Annualized.

Dynamic Funds Prospectus

Dynamic Gold & Precious Metals Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$13.15	$10.00
Income (Loss) from Investment Operations:
Net investment loss[2]	(0.21)	(0.07)
Net realized and unrealized gain on investments, gold bullion, and foreign currency transactions	9.45	3.22
Total from investment operations	9.24	3.15
Less Distributions:
Dividends from net investment income	(0.54)	-
Distributions from realized capital gains	(0.13)	-
Total distributions	(0.67)	-
Redemption fees added to paid-in capital[2]	0.03	-
Net Asset Value – End of Period	$21.75	$13.15
Total Return	72.84%	31.50	% [3]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	6.33%	31.36	% [4]
After expense reimbursement/waiver	1.25%	1.25	% [4]
Net investment loss:
After expense reimbursement/waiver	(1.15)%	(1.16	)% [4]
Portfolio turnover rate	35.60%	5.43	% [3]

1  The Fund commenced investment operations on March 31, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Non-annualized.

4  Annualized.

Dynamic Funds Prospectus

Dynamic U.S. Growth Fund – Class I Shares

For a Fund Share Outstanding Throughout each Period

	For the year ended September 30, 2010	For the period ended September 30, 2009[1]
Net Asset Value – Beginning of Period	$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss[2]	(0.13)	(0.05)
Net realized and unrealized gain on investments	5.80	2.37
Total from investment operations	5.67	2.32
Less Distributions:
Dividends from net investment income	(0.23)	-
Distributions from realized capital gains	(1.40)	-
Total distributions	(1.63)	-
Redemption fees added to paid-in capital[2]	0.00 [3]	-
Net Asset Value – End of Period	$16.36	$12.32
Total Return	49.82%	23.20	% [4]
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	6.14%	30.21	% [5]
After expense reimbursement/waiver	0.95%	0.95	% [5]
Net investment loss:
After expense reimbursement/waiver	(0.90)%	(0.83	)% [5]
Portfolio turnover rate	244.38%	205.10	% [4]

1  The Fund commenced investment operations on March 31, 2009.

2  Calculated based on the average number of shares outstanding during the period.

3  Amount represents less than $0.005.

4  Non-annualized.

5  Annualized.

Dynamic Funds Prospectus

DUNDEEWEALTH FUNDS

Investment Adviser	Legal Counsel

DundeeWealth US, LP 1160 West Swedesford Road Suite 140 Berwyn, PA 19312	Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

Distributor

Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Funds and DundeeWealth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone:  1-888-572-0968

By Mail:  DundeeWealth Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679
Providence, RI 02940-9679

By Internet:  The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds' website at http://www.dundeewealthus.com.

From the SEC: You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds' Investment Company Act registration number is 811-21913.

Dynamic Funds Prospectus